Share Capital	12 Months Ended
Dec. 31, 2019
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Share Capital

30. SHARE CAPITAL

A) Authorized

Cenovus is authorized to issue an unlimited number of common shares and first and second preferred shares not exceeding, in aggregate, 20 percent of the number of issued and outstanding common shares. The first and second preferred shares may be issued in one or more series with rights and conditions to be determined by the Company’s Board of Directors prior to issuance and subject to the Company’s articles.

B) Issued and Outstanding

	2019		2018
As at December 31,	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,228,790	11,040	1,228,790	11,040
Common Shares Issued Under Stock Option Plan (Note 32)	38	-	-	-
Outstanding, End of Year	1,228,828	11,040	1,228,790	11,040

As at December 31, 2019, ConocoPhillips continued to hold 208 million common shares. ConocoPhillips is restricted from nominating new members to Cenovus’s Board of Directors and must vote its Cenovus common shares in accordance with Management’s recommendations or abstain from voting until such time ConocoPhillips owns 3.5 percent or less of the then outstanding common shares of Cenovus.

There were no preferred shares outstanding as at December 31, 2019 (2018 – nil).

As at December 31, 2019, there were 26 million (2018 – 23 million) common shares available for future issuance under the stock option plan.

C) Paid in Surplus

Cenovus’s paid in surplus reflects the Company’s retained earnings prior to the split of Encana Corporation (“Encana”) under the plan of arrangement into two independent energy companies, Encana (now known as Ovintiv Inc.) and Cenovus (pre-arrangement earnings). In addition, paid in surplus includes stock-based compensation expense related to the Company’s NSRs discussed in Note 32A.

	Pre-Arrangement Earnings	Stock-Based Compensation	Total
As at December 31, 2017	4,086	275	4,361
Stock-Based Compensation Expense	-	6	6
As at December 31, 2018	4,086	281	4,367
Stock-Based Compensation Expense	-	10	10
As at December 31, 2019	4,086	291	4,377